Summary of Significant Accounting Policies - Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted-Average Shares Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	8,681	6,870
Unvested Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	28	42
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding		8,144